Dan IVES Wedbush AI Revolution ETF
Schedule of Investments
July 31, 2026 (Unaudited)
1
Shares Value
Common Stocks — 100.0%
Communication Services — 8.9%
Alphabet, Inc., Class A ............................................................................. 133,176 $ 47,427,969
Meta Platforms, Inc., Class A ....................................................................... 71,525 39,818,683
Total Communication Services 87,246,652
Consumer Discretionary — 9.1%
Amazon.com, Inc.* ................................................................................ 194,389 52,792,164
Tesla, Inc.* ........................................................................................ 118,103 36,754,835
Total Consumer Discretionary 89,546,999
Industrials — 4.5%
GE Vernova , Inc. .................................................................................. 34,131 33,799,588
Innodata, Inc.* .................................................................................... 171,356 10,766,297
Total Industrials 44,565,885
Information Technology — 76.3%
Advanced Micro Devices, Inc.* ..................................................................... 84,983 40,464,655
Apple, Inc. ........................................................................................ 156,645 48,389,207
Broadcom, Inc. .................................................................................... 122,402 47,648,650
CoreWeave , Inc., Class A* ......................................................................... 252,673 18,134,341
Crowdstrike Holdings, Inc.* ........................................................................ 159,451 30,432,818
Datadog, Inc.* ..................................................................................... 100,006 26,798,608
International Business Machines Corp. ............................................................. 154,204 34,487,725
IREN, Ltd.* ........................................................................................ 435,736 16,035,085
Micron Technology, Inc. ............................................................................ 47,677 39,239,601
Microsoft Corp. .................................................................................... 125,658 58,395,786
MongoDB, Inc.* ................................................................................... 58,343 19,689,596
Nebius Group NV* ................................................................................. 114,212 21,747,107
NVIDIA Corp. ..................................................................................... 233,500 46,875,125
Oracle Corp. ...................................................................................... 266,333 34,588,667
Palantir Technologies, Inc., Class A* ................................................................ 274,048 33,724,347
Palo Alto Networks, Inc.* ........................................................................... 103,106 34,213,664
Pegasystems, Inc. ................................................................................. 377,053 11,518,969
Salesforce, Inc. .................................................................................... 179,410 33,015,028
ServiceNow, Inc.* ................................................................................. 271,754 30,227,197
SK hynix , Inc.* .................................................................................... 234,426 33,694,049
Snowflake, Inc.* ................................................................................... 99,595 29,209,222
Taiwan Semiconductor Manufacturing Co., Ltd.,ADR ................................................ 114,059 46,108,351
Zscaler, Inc.* ...................................................................................... 116,352 17,592,422
Total Information Technology 752,230,220
Utilities — 1.2%
Oklo , Inc.* ........................................................................................ 308,555 11,981,191
Total Common Stocks
(Cost $926,301,488) 985,570,947

Dan IVES Wedbush AI Revolution ETF
Schedule of Investments
(Continued)
July 31, 2026 (Unaudited)
2
Shares Value
Short-Term Investments — 0.1%
Money Market Funds — 0.1%
BNY Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.55%
(a)
(Cost $1,226,526) ................................................................................. 1,226,526 $ 1,226,526
Total Investments — 100.1%
(Cost $927,528,014) 986,797,473
Other Assets and Liabilities,
Net — (0.1)% (657,614)
Net Assets — 100% $ 986,139,859
_______________
* Non Income Producing.
(a) Rate shown reflects the 1-day yield as of July 31, 2026.
ADR : American Depositary Receipt